Schedule of property and equipment, net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Opening balance	$ 593,357	$ 127,148
Additions	460,023	761,814
Accumulated Depreciation	479,046	295,606
Net	574,334	593,357
Cost		888,963	$ 337,286
Accumulated Depreciation		295,606	210,138
Net	$ 574,334	$ 593,357	$ 127,148
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years	3 years	3 years
Opening balance	$ 593,357	$ 127,148
Additions	456,865	758,936
Accumulated Depreciation	475,888	292,727
Net	574,334	593,357
Cost		886,085	$ 333,533
Accumulated Depreciation		292,728	206,385
Net	$ 574,334	$ 593,357	$ 127,148
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years	3 years	3 years
Opening balance	$ 0	$ 0
Additions	3,158	2,878
Accumulated Depreciation	3,158	2,878
Net	0
Cost		2,878	$ 3,753
Accumulated Depreciation		2,878	3,753
Net	$ 0